LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of the undiscounted future minimum payments under the Group's operating lease liabilities and reconciliation to the operating lease liabilities recognized on the condensed consolidated balance sheet

	As of December 31, 2022
	RMB	US$

	(in thousands)
2023	6,267	909
2024	1,563	227
2025	1,327	192
2026	508	74
Total lease payments	9,665	1,402
Less: Imputed interest	648	94
Present value of lease liabilities	9,017	1,308